Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other liabilities
Schedule of other liabilities

Skr mn	Dec 31, 2022	Dec 31, 2021
Liability against the State for CIRR loans and concessionary loans	8,509	—
Cash payables, debt purchases	982	725
Other	751	442
Total	10,242	1,167